Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EIP Investment Trust
Entity Central Index Key	0001350049
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	EIP Growth & Income Fund
Class Name	Investor Class
Trading Symbol	EIPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EIP Growth & Income Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eipfunds.com/products/mutual-funds/. You can also request this information by contacting us at 1-844-766-8694.
Additional Information Phone Number	1-844-766-8694
Additional Information Website	https://www.eipfunds.com/products/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$175	1.65%*
[1]
Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.65%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s Investor Class returned 12.63% for the Period ended October 31, 2025 and outperformed its benchmark, the Alerian MLP Total Return Index (“AMZX” or “Benchmark”), which returned 11.71%. The Fund underperformed the S&P 500 Index (“Index”), which returned 21.45% for the same Period.
WHAT FACTORS INFLUENCED PERFORMANCE
The outperformance of the Fund relative to the Benchmark was attributable to overweight positions in natural gas pipeline, infrastructure, and electric utility companies that are not in the Benchmark. Energy Income Partners, LLC, the Fund’s investment manager, has sought to consistently run a more conservative portfolio with a more diversified set of higher quality companies that themselves have more conservative balance sheets, lower dividend payout ratios, less exposure to commodity prices and more stable cash flows compared to the Benchmark.
The Fund posted positive returns for the Period, as dividend income and earnings growth of the portfolio’s pipeline companies, pipeline master limited partnerships and electric utilities more than offset exposure to a few liquids transportation companies and various independent oil and gas producers.

Top Contributors
↑	DT Midstream, Inc.
↑	Enterprise Products Partners, LP
↑	National Fuel Gas Co
↑	Quanta Services, Inc
↑	MPLX, LP

Top Detractors
↓	ONEOK, Inc
↓	XPLR Infrastructure, LP
↓	TXO Partners, LP
↓	Targa Resources Corp
↓	The AES Corp

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/18/2016)
Investor Class (without sales charge)	12.63	18.04	7.96
S&P 500 TR	21.45	17.64	15.68
Alerian MLP Total Return Index	11.71	30.95	7.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.eipfunds.com/products/mutual-funds/ for more recent performance information.
Net Assets	$ 79,021,695
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 425,474
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$79,021,695
Number of Holdings	80
Net Advisory Fee	$425,474
Portfolio Turnover	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Enterprise Products Partners, LP	8.1%
Energy Transfer, LP	6.9%
MPLX, LP	5.2%
National Fuel Gas Co.	3.3%
Kinder Morgan, Inc.	3.0%
First American Treasury Obligations Fund - Class Z	2.9%
Exxon Mobil Corp.	2.5%
Shell PLC - ADR	2.5%
Plains GP Holdings LP	2.4%
Clearway Energy, Inc. - Class A	2.4%

Security Type	(%)
Common Stocks	70.0%
Master Limited Partnerships	26.9%
Money Market Funds	2.9%
Other Assets in Excess of Liabilities	0.2%
Industry Breakdown (%)
[2]
Updated Prospectus Web Address	https://www.eipfunds.com/products/mutual-funds/
Class I
Shareholder Report [Line Items]
Fund Name	EIP Growth & Income Fund
Class Name	Class I
Trading Symbol	EIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EIP Growth & Income Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eipfunds.com/products/mutual-funds/. You can also request this information by contacting us at 1-844-766-8694.
Additional Information Phone Number	1-844-766-8694
Additional Information Website	https://www.eipfunds.com/products/mutual-funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$133	1.25%*
[3]
Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s Class I returned 13.15% for the Period ended October 31, 2025 and outperformed its benchmark, the Alerian MLP Total Return Index (“AMZX” or “Benchmark”), which returned 11.71%. The Fund underperformed the S&P 500 Index (“Index”), which returned 21.45% for the same Period.
WHAT FACTORS INFLUENCED PERFORMANCE
The outperformance of the Fund relative to the Benchmark was attributable to overweight positions in natural gas pipeline, infrastructure, and electric utility companies that are not in the Benchmark. Energy Income Partners, LLC, the Fund’s investment manager, has sought to consistently run a more conservative portfolio with a more diversified set of higher quality companies that themselves have more conservative balance sheets, lower dividend payout ratios, less exposure to commodity prices and more stable cash flows compared to the Benchmark.
The Fund posted positive returns for the Period, as dividend income and earnings growth of the portfolio’s pipeline companies, pipeline master limited partnerships and electric utilities more than offset exposure to a few liquids transportation companies and various independent oil and gas producers.

Top Contributors
↑	DT Midstream, Inc.
↑	Enterprise Products Partners, LP
↑	National Fuel Gas Co
↑	Quanta Services, Inc
↑	MPLX, LP

Top Detractors
↓	ONEOK, Inc
↓	XPLR Infrastructure, LP
↓	TXO Partners, LP
↓	Targa Resources Corp
↓	The AES Corp

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.15	18.53	8.27
S&P 500 TR	21.45	17.64	14.64
Alerian MLP Total Return Index	11.71	30.95	7.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.eipfunds.com/products/mutual-funds/ for more recent performance information.
Net Assets	$ 79,021,695
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 425,474
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$79,021,695
Number of Holdings	80
Net Advisory Fee	$425,474
Portfolio Turnover	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Enterprise Products Partners, LP	8.1%
Energy Transfer, LP	6.9%
MPLX, LP	5.2%
National Fuel Gas Co.	3.3%
Kinder Morgan, Inc.	3.0%
First American Treasury Obligations Fund - Class Z	2.9%
Exxon Mobil Corp.	2.5%
Shell PLC - ADR	2.5%
Plains GP Holdings LP	2.4%
Clearway Energy, Inc. - Class A	2.4%

Security Type	(%)
Common Stocks	70.0%
Master Limited Partnerships	26.9%
Money Market Funds	2.9%
Other Assets in Excess of Liabilities	0.2%
Industry Breakdown (%)
[4]
Updated Prospectus Web Address	https://www.eipfunds.com/products/mutual-funds/

[1]
*	Under the Expense Limitation Agreement, Energy Income Partners, LLC, has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.

[2]
*	Percentages are stated as a percent of net assets.

[3]
*	Under the Expense Limitation Agreement, Energy Income Partners, LLC, has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.

[4]
*	Percentages are stated as a percent of net assets.